Inventory	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory	Inventory

As at December 31	2020	2019
Natural gas held in storage (a)	$309	$359
Natural gas liquids	116	26
Materials and supplies	84	57
Renewable energy credits and emission compliance instruments	80	64
Crude oil and condensate	43	—
Processed finished products	4	—
	$636	$506

(a)As at December 31, 2020, $193 million of the natural gas held in storage was held by rate-regulated utilities (2019 - $214 million).